Segmented Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Nov. 30, 2019
Revenues	$ 328,781	$ 1,689,941	$ 1,102,075	$ 3,247,997
Assets	4,217,271		4,217,271		$ 3,796,713
Total property and equipment	1,907,886		1,907,886		2,273,406
United States
Revenues	328,781	$ 1,689,941	1,102,075	$ 3,247,997
Canada
Assets	4,217,271		4,217,271		3,796,713
Total property and equipment	$ 1,907,886		$ 1,907,886		$ 2,273,406